Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of operating leases
January 1, 2019
ROU Assets	$116,876
Lease liability	$116,876

March 1, 2019
ROU Assets	$72,887
Lease liability	$72,887

Schedule of other information related to our operating leases

June 30, 2019
ROU Asset – January 1, 2019	$116,876
Increase	$72,887
Amortization	$(43,121)
ROU Asset – June 30, 2019	$146,642

Lease liability – January 1, 2019	$116,876
Increase	$72,887
Amortization	$(42,373)
Lease liability – June 30, 2019	$147,390

Lease liability – short term	$97,445
Lease liability – long term	$49,945
Lease liability – total	$147,390

Schedule of total remaining years to lease liabilities operating leases

Operating Leases
Amounts due within twelve months of June 30,

2019	$102,656
2020	32,280
2021	19,695
2022	-
2023	-
thereafter	-
Total minimum lease payments	154,631
Less: effect of discounting	7,241
Present Value of future minimum lease payments	147,390
Less: current obligations under leases	97,445
Long-term lease obligations	$49,945

Year 2019 - $ 77,309
Year 2020 - $ 45,651